Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Other Commitments [Line Items]
Commitments expected to incur over the next twelve months	$ 0.9
Term over which commitment expenses are incurred	12 months
Drug Supplier Project Plan
Other Commitments [Line Items]
Total commitments	$ 1.0	$ 0.8
Commitments expected to incur over the next twelve months		0.7
Prexigebersen and BP1001-A drug products
Other Commitments [Line Items]
Commitments for drug manufacturing		0.5
Grb2 Drug Product
Other Commitments [Line Items]
Commitments for drug manufacturing		0.2
Drug Testing Services
Other Commitments [Line Items]
Commitments for drug testing		$ 0.1
Manufacturer of Prexigebersen
Other Commitments [Line Items]
Total commitments	0.8
Testing Services
Other Commitments [Line Items]
Total commitments	$ 0.2